Long-term Investments	12 Months Ended
Dec. 31, 2024
Long-term Investments [Abstract]
Long-term Investments
10.	Long-term Investments

	Equity method investments	Equity investments without readily determinable fair values	Debt security investments	Total
	RMB	RMB	RMB	RMB
Balance as of December 31, 2022	6,920	2,919	—	9,839
Additions	8,090	—	2,000	10,090
Shares of results of equity method investees	(1,560)	—	—	(1,560)
Balance as of December 31, 2023	13,450	2,919	2,000	18,369
Additions	14,800	4,600	—	19,400
Shares of results of equity method investees	(4,353)	—	—	(4,353)
Fair value gain	—	—	348	348

Balance as of December 31, 2024	23,897	7,519	2,348	33,764

Equity method investments

(a)
In June 2021, the Group and a third-party investor jointly set up an entity for the purpose of developing the local urban air mobility and smart city operations in Guangzhou, Guangdong Province. The Group subscribed for a commitment of RMB10,500 and holds 35% of the investee’s equity interests. As of December 31, 2024, the Group has contributed aggregated cash consideration of RMB7,000
(US$959). The
 Group
holds board seats to enable it can exercise
significant influence over the
operating and financial policies of the
investee. Therefore, the equity investment is accounted for using the equity method. Pursuant to the payment schedule of capital contribution as set out in the investment agreement, RMB3,500
(US$479)
is recorded as investment payable in accrued expenses and other liabilities (Note 11) as of December 31, 2024.

(b)
In 2024, the Group and several third-party investors entered into investment agreements to jointly set up entities to promote local low-altitude
transportation and tourism products in Anhui Province, Jiangsu Province, Guangdong Province and Zhejiang Province, respectively. For the year ended December 31, 2024, the Group invested total cash consideration of RMB13,050 (US$1,788)
and holds the investee’s equity interests with a range from 19% to 31%.
The Group holds board seats enable it can exercise
significant influence over the
operating and financial policies of the
investees. Therefore, the equity investments are accounted for using the equity method.

For the years ended December 31, 2022, 2023 and 2024, the Group recognized income (losses) of RMB196, RMB(1,560) and RMB(4,353) (US$(596)) from equity method investment, respectively. None of the Group’s equity method investments was significant to the Group’s financial position and results of operations.
Equity investments without readily determinable fair values
In 2017, the Group assisted a third party in acquiring a land use right from the Guangzhou City government. In return for the Group’s assistance services, the Group received a cash consideration of RMB41,117 and 5% equity interests in an entity, whose sole asset is the aforementioned land use right. The Group elected to use the measurement alternative to measure this investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. As of December 31, 2023 and 2024, the carrying value of this investment was RMB2,919 and RMB2,919 (US$400), respectively.
In 2024, the Group and a third-party vendor entered into an investment agreement to jointly invest in an entity principally engaging
in research and development of power cells and batteries for electric vertical take-off
and landing aircraft. The Group holds 4.12% equity interests and has no significant influence on investee’s business operations and financial decisions. The Group elected to use the measurement alternative to measure this investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. As of December 31, 2024, the carrying value of this investment was RMB4,600 (US$630).
Debt security investments
In September 2023, the Group acquired minority equity interests with redemption right in a solid-state lithium metal battery technology company for a total cash consideration of RMB2,000. The ordinary shares are redeemable at the option of the Group if the investee fails to launch the initial public offering by June 30, 2031. The Group elected to account for the investment at fair value option and recognized the fair value change of RMB348 (US$48) for the year ended December 31,
2024
.